SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Feb. 15, 2019	Oct. 25, 2018	Sep. 28, 2019	Dec. 29, 2018	Mar. 31, 2019	Mar. 14, 2019	Dec. 30, 2017
Restricted stock units (RSUs)
Subsequent Events
Other than options granted (in shares)			338,000	7,000
Restricted stock units (RSUs) | Board of Directors
Subsequent Events
Other than options granted (in shares)			12,314
Options granted (in shares)				6,666
Restricted stock units (RSUs) | Various employees and senior executives
Subsequent Events
Options granted (in shares)			326,059
Vesting period (in years)			10 years
Deferred stock units (DSUs)
Subsequent Events
Options granted (in shares)		13,388
2018 Plan
Subsequent Events
Options granted (in shares)				761,000
Subsequent Event | 2018 Plan
Subsequent Events
Options granted (in shares)	540,952
Subsequent Event | 2018 Plan | Various employees and senior executives
Subsequent Events
Vesting schedule terms	(a) one-third will vest on the first anniversary of the grant date, and (b) an additional one-sixth will vest on the first four six-month anniversaries of the initial vesting date.
Subsequent Event | 2018 Plan | Restricted stock units (RSUs) | Various employees and senior executives
Subsequent Events
Other than options granted (in shares)	280,196
Trademarks
Subsequent Events
Intellectual property rights related to YETI brand			$ 15,348	$ 12,171			$ 9,133
Trademarks | Europe and Asia
Subsequent Events
Intellectual property rights related to YETI brand					$ 9,100
Trademarks | Subsequent Event | Europe and Asia
Subsequent Events
Intellectual property rights related to YETI brand						$ 9,100